Property, plant and equipment (Details Textual) $ in Thousands, in Thousands, lb in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($) a lb	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLF ( )
Statement [Line Items]
Interest costs capitalised	$ 1,087,157	$ 909,256	609,921
Capitalisation rate of borrowing costs eligible for capitalisation	2.64%	3.68%	3.71%
Area of Land Held	5,185
Area of Land Held For Vines Production	4,336
Area Of Land Owned	4,005
Area Of Land Leased	331
Grape Production In Plant Vines | lb	41.0